SUMMARY OF PREFERRED STOCK UNDECLARED DIVIDENDS IN ARREARS (Details) - USD ($)					3 Months Ended																								12 Months Ended
		Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Equity [Abstract]
Dividends paid, common stock (in dollars per share)	[1]	$ 0.060	$ 0.055	$ 0.050																															$ 0.165
Dividend arrears, common stock	[1]	$ 60.000	$ 55.000	$ 50.000																															$ 165
Dividends paid, preferred stock (in dollars per share)					$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.80	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 3.20	$ 3.20	$ 3.20	$ 3.20	$ 2.84	$ 0.68
Dividend arrears, preferred stock					$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 1,912,000	$ 1,912,000	$ 1,912,000	$ 1,912,000				$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 8,997,000	$ 7,985,000	$ 1,912,000
Cumulative Total Outstanding																													$ 45,885,000

[1]	The Board has suspended payment of the quarterly dividend on the Series A Preferred Stock indefinitely. Such dividend suspension does not trigger a default under the Company’s outstanding indebtedness.